Deferred development costs	12 Months Ended
Mar. 31, 2021
Deferred Development Costs [Abstract]
Deferred development costs [Text Block]

4. Deferred development costs

$

Cost at March 31, 2020	1,554,584
Additions	2,909,164

Cost at March 31, 2021	4,463,748

Amortization and impairment at March 31, 2021	—

Net book value at March 31, 2021	4,463,748

Cost at March 31, 2019	—
Additions	1,554,584

Cost at March 31, 2020	1,554,584

Amortization and impairment at March 31, 2020	—

Net book value at March 31, 2020	1,554,584